Consolidated statements of comprehensive income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 282,600	$ 249,913	$ 218,019
Cost of revenue	57,802	54,814	47,090
Gross profit	224,798	195,099	170,929
Operating expenses:
Research and development	72,602	55,596	56,158
Sales and marketing	123,667	105,476	101,198
General and administrative	52,093	43,691	42,380
Total operating expenses	248,362	204,763	199,736
Loss from operations	(23,564)	(9,664)	(28,807)
Finance income (expenses), net	(5,210)	134	941
Loss before income taxes	(28,774)	(9,530)	(27,866)
Provision for income taxes	4,162	1,927	1,507
Net loss	$ (32,936)	$ (11,457)	$ (29,373)
Net loss per share, basic (in USD per share)	$ (0.39)	$ (0.14)	$ (0.38)
Net loss per share, diluted (in USD per share)	$ (0.39)	$ (0.14)	$ (0.38)
Weighted-average shares used in computing net loss per share, basic (in shares)	84,817,195	80,825,695	77,752,960
Weighted-average shares used in computing net loss per share, diluted (in shares)	84,817,195	80,825,695	77,752,960
Other comprehensive income (loss), net of tax
Change in unrealized gain (loss) on cash flow hedges	$ 612	$ (484)	$ 1,239
Total other comprehensive income (loss), net of tax	612	(484)	1,239
Total comprehensive loss	$ (32,324)	$ (11,941)	$ (28,134)